LAZARD RETIREMENT SERIES
                       LAZARD RETIREMENT EQUITY PORTFOLIO

                            Supplement to Prospectus

                                Dated May 1, 2004
                          as revised, December 30, 2004



EXPENSES

Under the "Annual Portfolio Operating Expenses" table, the Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

ACCOUNT POLICIES

The following replaces the third paragraph under "Buying Shares":

Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance, and the Fund's Board of Directors has approved policies and procedures that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. In addition, to discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. For Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Portfolio, fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Calculation of Net Asset Value" below. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

Each Portfolio reserves the right to refuse any purchase request that could adversely affect the Portfolio, its operations or its shareholders, including those from any Participating Insurance Company that, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices, and where a particular account appears to be engaged in abusive trading practices, the Fund may seek to restrict future purchases of Portfolio shares by that account.

These policies apply to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to Policy owners' trading activity within separate accounts.

FINANCIAL HIGHLIGHTS

The following is an addition to the Portfolio's Financial Highlights for the six months ended June 30, 2004 (unaudited).

Net asset value, beginning of period ...........................      $    9.67
                                                                      ----------
Income (loss) from investment operations:
  Net investment income (loss) .................................           0.03
  Net realized and unrealized gain (loss) ......................           0.37
                                                                      ----------
  Total from investment operations .............................           0.40
                                                                      ----------
Less distributions from:
  Net investment income ........................................             --
                                                                      ----------
  Net realized gains ...........................................             --
                                                                      ----------
  Total distributions ..........................................             --
                                                                      ----------
Net asset value, end of period .................................      $   10.07
                                                                      ==========
TOTAL RETURN (a) ...............................................           4.14%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands) ...............................................      $   4,577
Ratios to average net assets:
  Net expenses (b) .............................................           1.25%
  Gross expenses (b) ...........................................           3.48%
  Net investment income (b) ....................................           0.44%
Portfolio turnover rate ........................................             33%

(a) Total returns reflect changes in share price and reinvestment of all dividends and distributions, periods of less than one year are not annualized.
(b) Annualized for periods of less than one year.


January 4, 2005

                            LAZARD RETIREMENT SERIES
                      LAZARD RETIREMENT SMALL CAP PORTFOLIO

                            Supplement to Prospectus

                                Dated May 1, 2004
                          as revised, December 30, 2004

EXPENSES

Under the "Annual Portfolio Operating Expenses" table, the Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

ACCOUNT POLICIES

The following replaces the third paragraph under "Buying Shares":

Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance, and the Fund's Board of Directors has approved policies and procedures that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. In addition, to discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. For Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Portfolio, fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Calculation of Net Asset Value" below. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

Each Portfolio reserves the right to refuse any purchase request that could adversely affect the Portfolio, its operations or its shareholders, including those from any Participating Insurance Company that, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices, and where a particular account appears to be engaged in abusive trading practices, the Fund may seek to restrict future purchases of Portfolio shares by that account.

These policies apply to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to Policy owners' trading activity within separate accounts.

FINANCIAL HIGHLIGHTS

The following is an addition to the Portfolio's Financial Highlights for the six months ended June 30, 2004 (unaudited).

Net asset value, beginning of period ...........................      $  14.71
                                                                      ----------
Income (loss) from investment operations:
  Net investment income (loss) .................................         (0.02)
  Net realized and unrealized gain (loss) ......................          0.88
                                                                      ----------
  Total from investment operations .............................          0.86
                                                                      ----------
Less distributions from:
  Net investment income ........................................            --
                                                                      ----------
  Net realized gains ...........................................            --
                                                                      ----------
  Total distributions ..........................................            --
                                                                      ----------
Net asset value, end of period .................................      $  15.57
                                                                      ==========
TOTAL RETURN (a) ...............................................          5.85%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands) ...............................................      $ 88,480
Ratios to average net assets:
  Net expenses (c) .............................................          1.25%
  Gross expenses (c) ...........................................          1.26%
  Net investment income (c) ....................................         (0.22)%
Portfolio turnover rate ........................................            51%

(a) Total returns reflect changes in share price and reinvestment of all dividends and distributions, periods of less than one year are not annualized.
(b) Amount is less than $0.01 per share.
(c) Annualized for periods of less than one year.

January 4, 2005

                            LAZARD RETIREMENT SERIES
                LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

                            Supplement to Prospectus

                                Dated May 1, 2004
                          as revised, December 30, 2004

EXPENSES

Under the "Annual Portfolio Operating Expenses" table, the Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

ACCOUNT POLICIES

The following replaces the third paragraph under "Buying Shares":

Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance, and the Fund's Board of Directors has approved policies and procedures that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. In addition, to discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. For Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Portfolio, fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Calculation of Net Asset Value" below. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

Each Portfolio reserves the right to refuse any purchase request that could adversely affect the Portfolio, its operations or its shareholders, including those from any Participating Insurance Company that, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices, and where a particular account appears to be engaged in abusive trading practices, the Fund may seek to restrict future purchases of Portfolio shares by that account.

These policies apply to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to Policy owners' trading activity within separate accounts.

FINANCIAL HIGHLIGHTS

The following is an addition to the Portfolio's Financial Highlights for the six months ended June 30, 2004 (unaudited).

Net asset value, beginning of period .........................        $   10.39
                                                                      ----------
Income (loss) from investment operations:
  Net investment income (loss) ...............................             0.07
  Net realized and unrealized gain (loss) ....................             0.01
  Total from investment operations ...........................             0.08
Less distributions from:
  Net investment income ......................................               --
                                                                             --
  Net realized gains .........................................               --
                                                                             --
  Total distributions ........................................               --
                                                                             --
Net asset value, end of period ...............................        $   10.47
                                                                      =========
TOTAL RETURN (a) .............................................             0.77%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands) .............................................        $ 165,786
Ratios to average net assets:
  Net expenses (c) ...........................................             1.25%
  Gross expenses (c) .........................................             1.27%
  Net investment income (c) ..................................             1.81%
Portfolio turnover rate ......................................               31%

(a) Total returns reflect changes in share price and reinvestment of all dividends and distributions, periods of less than one year are not annualized.
(b) Amount is less than $0.01 per share.
(c) Annualized for periods of less than one year.

January 4, 2005

                            LAZARD RETIREMENT SERIES
                  LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

                            Supplement to Prospectus

                                Dated May 1, 2004
                          as revised, December 30, 2004

EXPENSES

Under the "Annual Portfolio Operating Expenses" table, the Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% of the Portfolio's average daily net assets.

ACCOUNT POLICIES

The following replaces the third paragraph under "Buying Shares":

Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance, and the Fund's Board of Directors has approved policies and procedures that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. In addition, to discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. For Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Portfolio, fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Calculation of Net Asset Value" below. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

Each Portfolio reserves the right to refuse any purchase request that could adversely affect the Portfolio, its operations or its shareholders, including those from any Participating Insurance Company that, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices, and where a particular account appears to be engaged in abusive trading practices, the Fund may seek to restrict future purchases of Portfolio shares by that account.

These policies apply to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to Policy owners' trading activity within separate accounts.

FINANCIAL HIGHLIGHTS

The following is an addition to the Portfolio's Financial Highlights for the six months ended June 30, 2004 (unaudited).

Net asset value, beginning of period .........................        $  10.73
                                                                      ----------
Income (loss) from investment operations:
  Net investment income (loss) ...............................            0.06
  Net realized and unrealized gain (loss) ....................           (0.16)
  Total from investment operations ...........................           (0.10)
Less distributions from:
  Net investment income ......................................              --
                                                                      ----------
  Net realized gains .........................................              --
                                                                      ----------
  Total distributions ........................................              --
                                                                      ----------
Net asset value, end of period ...............................        $  10.63
                                                                      ==========
TOTAL RETURN (a) .............................................           (0.93)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands) .............................................        $ 18,187
Ratios to average net assets:
  Net expenses (c) ...........................................            1.60%
  Gross expenses (c) .........................................            2.49%
  Net investment income (c) ..................................            1.43%
Portfolio turnover rate ......................................              23%

(a) Total returns reflect changes in share price and reinvestment of all dividends and distributions, periods of less than one year are not annualized.
(b) Amount is less than $0.01 per share.
(c) Annualized for periods of less than one year.

January 4, 2005

                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                             New York, NY 10038-4982



                                                                  JANNA MANES
                                                                  (212) 806-6141

January 4, 2005


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549
Attention:  Alison White


Re:  Lazard Retirement Series, Inc.
     (Registration Nos: 811-08071, 33-22309)
      -------------------------------------

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act"), are supplements to the definitive versions of the Fund's prospectuses for its Equity Portfolio, International Equity Portfolio, Small Cap Portfolio and Emerging Markets Portfolio, which are separately distributed by various insurance companies. They are unchanged from the Fund's combined prospectus filed as Post-Effective Amendment No. 14 on December 3, 2004 and the definitive version filed pursuant to 497(c) under the Securities Act, on January 4, 2004.

If you have any questions, please call the undersigned at 212.806.6141.

Very truly yours,

/s/ Janna Manes
---------------
Janna Manes